Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Areas

The following table presents our revenue by geographic areas as determined based on the billing address of our customers (in thousands):

	Year Ended December 31,
	2012	2013	2014
United States	$22,445	$42,415	$72,217
EMEA	10,257	19,125	35,856
Other	5,526	10,505	18,976

Total	$38,228	$72,045	$127,049

Schedule of Long-Lived Assets by Geographic Areas	The following table presents our long-lived assets by geographic areas (in thousands):

	December 31,
	2013	2014
United States	$6,466	$22,817
EMEA	2,054	4,373
Other	135	1,096

Total	$8,655	$28,286